Expense Example, No Redemption - ClearBridge Variable Large Cap Growth Portfolio	May 01, 2021 USD ($)
Class I
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 78
Expense Example, No Redemption, 3 Years	243
Expense Example, No Redemption, 5 Years	423
Expense Example, No Redemption, 10 Years	944
Class II
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	103
Expense Example, No Redemption, 3 Years	321
Expense Example, No Redemption, 5 Years	557
Expense Example, No Redemption, 10 Years	$ 1,234